Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Income before income tax expense		¥ 839,298		¥ 480,375		¥ 1,196,605
Effective statutory tax rate		30.86%		30.86%		33.06%
Income tax calculated at the statutory tax rate		¥ 259,007		¥ 148,244		¥ 395,598
Income not subject to tax		(9,312)		(7,521)		(12,888)
Expenses not deductible for tax purposes		1,421		1,483		1,521
Tax rate differentials of subsidiaries		(2,696)		(2,165)		(2,208)
Change in valuation allowance		(9,102)		112,781	[1]	(1,897)
Change in undistributed earnings of subsidiaries		(1,972)		5,217		(16,112)
Change in net operating loss carryforwards resulting from intercompany capital transactions				647		(1,446)
Effect of enacted change in tax rates		6,863	[2]			(7,976)	[3]
Reversal of outside basis differences	[1]			(159,119)
Other		(6,605)		(8,323)		(8,050)
Income tax expense		¥ 237,604		¥ 91,244		¥ 346,542

[1]	These amounts for the fiscal year ended March 31, 2017 represent mainly the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring and the related increase in the valuation allowance.
[2]	On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act, which includes a reduction in the U.S. federal corporate income tax rate from 35% to 21%. The decrease in the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized as an increase to Income tax expense in the fiscal year ended March 31, 2018. On the same day, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin No. 118, which specifies, among other things, that reasonable estimates of the income tax effects of tax legislation should be used, if determinable, and provides for a measurement period not to exceed 12 months for those estimates to be finalized. Modifications to the Group's estimates may occur.
[3]	On March 29, 2016, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG's tax returns for the fiscal year ended March 31, 2017 was reduced to 30.86% from the previous rate of 32.26%, and the statutory tax rate for the fiscal year ended March 31, 2018 was the same rate. In addition, the tax rate for the fiscal years ending March 31, 2019 and thereafter will be 30.62%. The decrease in the Group's balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2016.